Other capital reserve - Summary (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 INR (₨) shares
Other capital reserve
Balance at beginning of the year		₨ (225,279)	₨ 3,189,569	₨ 441,058
Issuance of warrants			23,258
Exercised during the year		51	8,340	11,969
Balance at end of the year	$ 34,401	₨ 2,379,170	₨ (225,279)	₨ 3,189,569
Equity instruments
Other capital reserve
Shares reserved for issuance | shares	1,844	1,844	1,844	1,844
Exercise price | (per share)	$ 5.42	₨ 374.85
Other capital reserves
Other capital reserve
Balance at beginning of the year		₨ 832,964	₨ 733,448	₨ 174,820
Share-based payments expense during the year		295,680	734,512
Issuance of warrants			23,258
Exercised during the year		(376,339)	(650,860)	(19,690)
Forfeited during the year		(13,447)	(4,592)
Expired during the year		(2,870)	(2,802)
Balance at end of the year		735,988	832,964	733,448
Other capital reserves | Share based payments
Other capital reserve
Balance at beginning of the year		809,365	733,107
Share-based payments expense during the year		295,680	734,512
Exercised during the year		(376,339)	(650,860)
Forfeited during the year		(13,447)	(4,592)
Expired during the year		(2,870)	(2,802)
Balance at end of the year		712,389	809,365	733,107
Other capital reserves | Equity instruments
Other capital reserve
Balance at beginning of the year		341	341
Balance at end of the year		341	341	₨ 341
Other capital reserves | Warrants
Other capital reserve
Balance at beginning of the year		23,258
Issuance of warrants			23,258
Balance at end of the year		₨ 23,258	₨ 23,258